Note 21 - Decommissioning Liabilities (Details Textual)	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Historical inflation rate	3.90%	4.00%
Bottom of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	5.00%	6.60%
Top of range [member]
Statement Line Items [Line Items]
Discount rate used in current estimate of value in use	5.30%	6.80%